Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

The components of cash and cash equivalents at December 31, 2024, and 2023 are as follows:

	12/31/2024	12/31/2023
Cash and cash equivalents	4,797	3,059
Short-term investments	13,238	8,339
Total	18,035	11,398